Principal Funds, Inc.

Supplement dated May 2, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented March 9, 2016 and March 18, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR HIGH YIELD I
In the Management section, under Sub-Advisors and Portfolio Managers, J.P. Morgan Investment Management Inc., delete references to James Gibson.

MANAGEMENT OF THE FUNDS
The Sub-Advisors
In the Sub-Advisor: J.P. Morgan Investment Management Inc. section, delete references to James E. Gibson.

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